Financial instruments by category	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category

Note 8 - Financial instruments by category:

The Company classified their financial assets and liabilities as follows:

	September 30, 2024		December 31, 2023
Financial assets at amortized cost:
Cash and cash equivalents	Ps.	1,268,902	Ps.	1,220,471
Short term bank deposits (1)		2,963,511		—
Creditors		3,669		—
Sundry debtors		47,523		11,020
Financial assets at fair value
Derivative financial instruments (2)		7,287		—
Total	Ps.	4,290,892	Ps.	1,231,491

	September 30, 2024		December 31, 2023
Financial liabilities at amortized cost:
Debt with related parties	Ps.	—	Ps.	4,340,452
Accounts payable and accrued expenses		552,826		322,959
Suppliers		7,855,059		7,126,089
Lease liabilities		7,310,246		6,244,222
Debt		1,003,650		1,321,455
Total	Ps.	16,721,781	Ps.	19,355,177

(1)
For the nine-month period ended on September 30, 2024, the Company opened Certificate of Deposit Accounts for a total principal amount of Ps.2,621,393 (US$150,000,000). In addition, the Company recognized an accrued interest of Ps.48,341 in profit or loss (See Note 14).
(2)
On May 8, 2024, the Company entered into three foreign exchange forward contracts for trading purposes, with a notional amount of US$7,000,000 and a maturity date of December 10, 2024. As of September 30, 2024, the Company recognized an asset by Ps.7,287 and the corresponding financial income.

Fair value of financial assets and liabilities measured at amortized cost

The amount of cash and cash equivalents, short-term bank deposits, creditors, sundry debtors and suppliers, approximate their fair value due to their short-term maturity. The net carrying amount of these accounts represents the expected cash flows to be received as of September 30, 2024 and December 31, 2023.

The estimated carrying amount and fair value of the liabilities measured at amortized costs are as follows:

	September 30, 2024				December 31, 2023
	Carrying amount		Fair value		Carrying amount		Fair value
Debt to related parties and debt to
third parties (1)	Ps.	—	Ps.	—	Ps.	4,790,168	Ps.	4,798,894

(1)
The estimated fair value of debt to related parties and debt to third parties is estimated together since both reflect the outstanding amount of the Promissory Notes issued by the Company. As of December 31, 2023, the fair value was determined based on the discounted cash flows, using a US$ composite rate, plus the credit spread of the Company and the country risk indicator if it applies. The fair value measurement of debt is considered within the Level 2 of the fair value hierarchy.

Long-term fixed-rate and variable-rate interest-bearing loans and borrowings are evaluated by the Company based on parameters such as interest rates, specific country risk factors, and the risk characteristics of the financed project.

As of September 30, 2024 and December 31, 2023, there were no transfers between the levels of the fair value hierarchy.

Fair value hierarchy

The following is an analysis of financial instruments measured in accordance with the fair value hierarchy. The 3 different levels used are presented below:

•
Level 1: Quoted prices for identical instruments in active markets.
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Level 2: Other valuations including quoted prices for similar instruments in active markets, which are directly or indirectly observable.
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Level 3: Valuations made through techniques where one or more of their significant data inputs are unobservable.